Derivatives and Fair Value Measurements Fair value transfer timing policy (Policies)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Fair value transfer policy [Policy Text Block]	The Company’s policy is to value all transfers between levels using the beginning of period valuation.